UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smart Portfolios, LLC
Address: 17865 Ballinger Way NE

         Seattle, WA  98155-4234

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Thompson
Title:     Chief Operating Officer
Phone:     (206)-686-4840

Signature, Place, and Date of Signing:

     /s/  Ron Thompson     Seattle, WA     August 10, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $165,975 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR Barclays Capital 1-3 Mont ETF              78464A680    30219   658945 SH       SOLE                   167855            491090
TIAA-CREF Bond Fund - Retireme ETF              886315720      196    18364 SH       SOLE                                      18364
TIAA-CREF Inflation-Linked Bon ETF              886315696      202    17695 SH       SOLE                                      17695
iShares iBoxx $ Invest Grade C ETF              464287242     7290    66194 SH       SOLE                    17676             48518
iShares iBoxx $ Invest Grade C ETF              464287457    49983   592924 SH       SOLE                   154006            438918
PowerShares Preferred          ETF              73936T565      302    21077 SH       SOLE                                      21077
RevenueShares Large Cap        ETF              761396100      204     8164 SH       SOLE                                       8164
SPDR S&P Dividend              ETF              78464A763      299     5532 SH       SOLE                                       5532
SPDR S&P MidCap 400 ETF        ETF              78467Y107    10629    59899 SH       SOLE                    16629             43270
TIAA-CREF Mid-Cap Value Fund - ETF              87244W854      652    35646 SH       SOLE                                      35646
Utilities Select Sector SPDR   ETF              81369Y886     2601    77694 SH       SOLE                    21629             56065
iShares Dow Jones US Telecom   ETF              464287713     9264   372047 SH       SOLE                    97727            274320
iShares Dow Jones US Utilities ETF              464287697      278     3366 SH       SOLE                                       3366
iShares Russell 1000 Growth In ETF              464287614      298     4898 SH       SOLE                                       4898
iShares Russell Midcap Value I ETF              464287473     9192   192500 SH       SOLE                    51302            141198
Market Vectors Russia ETF      ETF              57060U506     3762    97612 SH       SOLE                    25343             72269
SPDR S&P International Dividen ETF              78463X772      292     4947 SH       SOLE                                       4947
iShares MSCI South Korea Index ETF              464286772     5605    86228 SH       SOLE                    22858             63370
SPDR Dow Jones REIT            ETF              78464A607      225     3372 SH       SOLE                                       3372
Vanguard REIT Index ETF        ETF              922908553    10565   175795 SH       SOLE                    48801            126994
iShares Dow Jones US Real Esta ETF              464287739      259     4301 SH       SOLE                                       4301
PowerShares DB Precious Metals ETF              73936B200      292     5316 SH       SOLE                                       5316
SPDR Gold Shares               ETF              78463V107     9014    61739 SH       SOLE                    16413             45326
iShares S&P GSCI Commodity-Ind ETF              46428R107      271     7949 SH       SOLE                                       7949
iShares Silver Trust           ETF              46428Q109     5602   165545 SH       SOLE                    43955            121590
Industrial Select Sector SPDR  ETF              81369Y704     2835    76123 SH       SOLE                    20319             55804
Materials Select Sector SPDR   ETF              81369Y100     5642   143309 SH       SOLE                    37955            105354